Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended		61 Months Ended	70 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014	Feb. 28, 2014	Mar. 06, 2014	Mar. 31, 2014
Subsequent Event [Line Items]
Granted options to purchase common stock			974,459	175,652
Weighted average exercise price			$ 2.16	$ 1.40
Proceeds from issuance of convertible preferred stock	$ 64,793	$ 20,165	$ 29,956	$ 5,765	$ 55,320	$ 120,113
Convertible preferred stock authorized	5,000,000		135,816,462	68,905,248	135,816,462	5,000,000			5,000,000
Number of additional shares authorized for issuance			803,590	250,095
Reverse stock split	1-for-11.5
Reverse stock split conversation ratio	0.087
Series E convertible preferred stock [Member]
Subsequent Event [Line Items]
Proceeds from issuance of convertible preferred stock							55,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Granted options to purchase common stock							537,194
Weighted average exercise price							$ 8.09
Reverse stock split								1-for-11.5
Reverse stock split conversation ratio								0.087
Subsequent Event [Member] | 2009 Plan [Member]
Subsequent Event [Line Items]
Number of additional shares authorized for issuance							994,632
Share based compensation, maximum number of shares issued							2,562,970
Subsequent Event [Member] | First Anniversary [Member]
Subsequent Event [Line Items]
Option vesting Percentage							25.00%
Subsequent Event [Member] | Thereafter [Member]
Subsequent Event [Line Items]
Option vesting, description							1/36 per month
Subsequent Event [Member] | Series D-2 Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock issued							13,168,291
Proceeds from issuance of convertible preferred stock							10,000
Subsequent Event [Member] | Series E convertible preferred stock [Member]
Subsequent Event [Line Items]
Convertible preferred stock issued							48,758,857
Proceeds from issuance of convertible preferred stock							$ 55,000
Convertible preferred stock authorized							48,758,857